PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization

	2012	2013
	RMB	RMB
Buildings	892,430,743	1,050,102,815
Computer equipment	232,200,943	256,542,169
Website-related equipment	107,209,531	135,116,574
Furniture and fixtures	58,079,451	60,468,480
Software	43,782,203	52,640,160
Leasehold improvements	28,866,215	44,835,912
Construction in progress	81,050,521	199,363,516
Less: accumulated depreciation and amortization	(319,682,416)	(386,125,933)
Total net book value	1,123,937,191	1,412,943,693